8. Share-based payments (Details 3) - Nonemployee Common stock warrants - Fully-vested [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Dividend yield
Minimum [Member]
Volatility	102.00%	121.00%
Risk-free interest rate	0.50%	1.40%
Expected life (years)	1 year	3 years
Maximum [Member]
Volatility	272.00%	173.00%
Risk-free interest rate	1.50%	1.60%
Expected life (years)	5 years	4 years